Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 20,066	$ 17,607	$ 15,566	$ 18,250	$ 13,939	$ 12,765	$ 10,842	$ 12,403	$ 11,046	$ 9,694	$ 10,000
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 19,577	17,224	15,263	17,941	13,736	12,611	10,738	12,317	10,991	9,670	10,000
Columbia Variable Portfolio – Select Small Cap Value Fund - Class 3
Account Value [Line Items]
Line Graph and Table Measure Name	Class 3
Account Value	$ 19,821	17,415	15,415	18,097	13,836	12,687	10,790	12,359	11,015	9,677	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Account Value	$ 32,604	26,334	20,907	25,877	20,593	17,035	13,002	13,721	11,327	10,048	10,000
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000® Value Index
Account Value	$ 19,934	$ 18,448	$ 16,091	$ 18,816	$ 14,669	$ 14,020	$ 11,455	$ 13,146	$ 12,190	$ 9,253	$ 10,000